Templeton Developing Markets Trust
Statement of Investments, March 31, 2019 (unaudited)
		Industry	Shares	Value
	Common Stocks 94.3%
	Argentina 0.0%†
[a]	Cablevision Holding SA, GDR	Media	50,168	$ 253,348
	Brazil 2.3%
[a]	B2W Cia Digital	Internet & Direct Marketing Retail	502,700	5,417,394
	B3 SA - Brasil Bolsa Balcao	Capital Markets	1,089,800	8,934,816
	Lojas Americanas SA	Multiline Retail	500,800	1,689,892
	M. Dias Branco SA	Food Products	591,300	6,557,842
	Mahle-Metal Leve SA	Auto Components	550,300	3,413,258
	Totvs SA	Software	577,100	5,803,775
				31,816,977
	Cambodia 1.3%
	NagaCorp Ltd.	Hotels, Restaurants & Leisure	12,911,100	18,059,208
	China 22.8%
[a]	Alibaba Group Holding Ltd., ADR	Internet & Direct Marketing Retail	383,788	70,022,121
	BAIC Motor Corp. Ltd., H	Automobiles	5,961,900	3,896,145
[a]	Baidu Inc., ADR	Interactive Media & Services	41,254	6,800,722
	Brilliance China Automotive Holdings Ltd.	Automobiles	48,057,900	47,629,662
	China Construction Bank Corp., H	Banks	27,340,200	23,439,582
	China Merchants Bank Co. Ltd., A	Banks	1,441,400	7,284,256
	China Mobile Ltd.	Wireless Telecommunication Services	1,952,359	19,896,779
	China Petroleum & Chemical Corp., H	Oil, Gas & Consumable Fuels	13,438,892	10,597,104
	China Resources Cement Holdings Ltd.	Construction Materials	2,856,200	2,947,181
	CNOOC Ltd.	Oil, Gas & Consumable Fuels	9,468,200	17,730,373
	COSCO Shipping Ports Ltd.	Transportation Infrastructure	3,448,019	3,724,763
	Dah Chong Hong Holdings Ltd.	Distributors	7,473,500	2,694,285
[a]	Health & Happiness H&H International Holdings Ltd.	Food Products	464,400	2,907,695
	NetEase Inc., ADR	Entertainment	32,523	7,852,678
	Ping An Bank Co. Ltd., A	Banks	11,126,038	21,250,707
	Ping An Insurance Group Co. of China Ltd., A	Insurance	1,173,759	13,482,739
	Poly Culture Group Corp. Ltd., H	Entertainment	984,800	1,379,983
	Tencent Holdings Ltd.	Interactive Media & Services	888,595	40,864,311
	Uni-President China Holdings Ltd.	Food Products	9,916,300	9,726,878
	Weifu High-Technology Co. Ltd., B	Auto Components	1,348,863	2,881,602
				317,009,566
	Czech Republic 0.4%
	Moneta Money Bank AS	Banks	1,701,603	5,871,549
	Hong Kong 0.9%
	Dairy Farm International Holdings Ltd.	Food & Staples Retailing	435,562	3,654,365
	MGM China Holdings Ltd.	Hotels, Restaurants & Leisure	4,303,400	9,001,564
				12,655,929
	Hungary 1.0%
	Richter Gedeon Nyrt	Pharmaceuticals	718,019	13,540,195
	India 7.9%
	Bajaj Holdings & Investment Ltd.	Diversified Financial Services	197,008	9,728,810
	Biocon Ltd.	Biotechnology	1,300,404	11,475,922
	Coal India Ltd.	Oil, Gas & Consumable Fuels	1,356,548	4,650,910
	Glenmark Pharmaceuticals Ltd.	Pharmaceuticals	1,138,844	10,653,463
	ICICI Bank Ltd.	Banks	8,171,501	47,303,406
	Infosys Ltd.	IT Services	1,342,256	14,431,410
	Reliance Industries Ltd.	Oil, Gas & Consumable Fuels	177,252	3,492,647
	Tata Chemicals Ltd.	Chemicals	762,300	6,487,566
Quarterly Statement of Investments  |  See Notes to Statement of Investments.  |  1

Templeton Developing Markets Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
		Industry	Shares	Value
	Common Stocks (continued)
	India (continued)
[a]	Tata Motors Ltd., A	Automobiles	1,727,029	$ 2,135,540
				110,359,674
	Indonesia 2.5%
	Astra International Tbk PT	Automobiles	35,262,500	18,138,891
[b]	Bank Danamon Indonesia Tbk PT	Banks	24,485,600	16,331,994
				34,470,885
	Kenya 0.3%
	Equity Group Holdings PLC	Banks	10,013,923	4,222,140
	Macau 1.1%
	Sands China Ltd.	Hotels, Restaurants & Leisure	2,899,200	14,569,958
	Mexico 2.1%
	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander, ADR	Banks	3,726,457	25,228,114
	Nemak SAB de CV	Auto Components	5,984,291	3,463,603
				28,691,717
	Nigeria 0.0%†
	Nigerian Breweries PLC	Beverages	677,413	117,468
	Pakistan 0.4%
	Habib Bank Ltd.	Banks	6,343,100	5,969,182
	Peru 1.2%
	Compania de Minas Buenaventura SA, ADR	Metals & Mining	655,560	11,328,077
[c]	Intercorp Financial Services Inc., Reg S	Banks	123,460	5,617,430
				16,945,507
	Philippines 0.3%
	BDO Unibank Inc.	Banks	1,411,517	3,585,060
	Security Bank Corp.	Banks	6,300	20,689
				3,605,749
	Russia 7.5%
	Gazprom PJSC, ADR	Oil, Gas & Consumable Fuels	1,492,646	6,737,804
	LUKOIL PJSC, ADR	Oil, Gas & Consumable Fuels	350,812	31,432,755
[a,c]	Mail.Ru Group Ltd., GDR, Reg S	Interactive Media & Services	510,466	12,639,138
	MMC Norilsk Nickel PJSC, ADR	Metals & Mining	168,800	3,565,056
	Sberbank of Russia PJSC, ADR	Banks	2,190,447	29,045,327
[a]	Yandex NV, A	Interactive Media & Services	600,167	20,609,735
				104,029,815
	Singapore 0.1%
	DBS Group Holdings Ltd.	Banks	109,798	2,043,903
	South Africa 6.9%
	Massmart Holdings Ltd.	Food & Staples Retailing	1,443,043	7,947,235
[a]	MultiChoice Group Ltd.	Media	396,460	3,314,945
	Naspers Ltd., N	Internet & Direct Marketing Retail	367,381	84,802,686
				96,064,866
	South Korea 16.1%
	Fila Korea Ltd.	Textiles, Apparel & Luxury Goods	336,745	23,081,143
	Hankook Tire Co. Ltd.	Auto Components	89,556	2,947,189
	Hanon Systems	Auto Components	419,862	4,187,588
	HDC Hyundai Development Co-Engineering & Construction	Construction & Engineering	245,826	10,952,098
	Hite Jinro Co. Ltd.	Beverages	277,870	4,517,258
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Templeton Developing Markets Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
		Industry	Shares	Value
	Common Stocks (continued)
	South Korea (continued)
	iMarketKorea Inc.	Trading Companies & Distributors	93,734	$ 791,557
	Interpark Holdings Corp.	Internet & Direct Marketing Retail	613,554	1,283,191
	KT Skylife Co. Ltd.	Media	716,862	7,433,257
	LG Corp.	Industrial Conglomerates	272,863	18,582,661
	Naver Corp.	Interactive Media & Services	208,465	22,715,191
	POSCO	Metals & Mining	66,214	14,720,817
	Samsung Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	2,587,973	101,541,309
	SK Hynix Inc.	Semiconductors & Semiconductor Equipment	177,310	11,561,088
				224,314,347
	Taiwan 9.9%
	Catcher Technology Co. Ltd.	Technology Hardware, Storage & Peripherals	1,421,000	10,914,474
	CTBC Financial Holding Co. Ltd.	Banks	10,910,000	7,230,668
	FIT Hon Teng Ltd.	Electronic Equipment, Instruments & Components	7,883,100	3,816,047
	Hon Hai Precision Industry Co. Ltd.	Electronic Equipment, Instruments & Components	3,913,192	9,321,351
	Largan Precision Co. Ltd.	Electronic Equipment, Instruments & Components	31,900	4,755,639
	Primax Electronics Ltd.	Technology Hardware, Storage & Peripherals	1,416,500	2,786,543
	Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	12,483,000	99,318,658
				138,143,380
	Thailand 3.6%
	Kasikornbank PCL, fgn.	Banks	2,502,700	14,828,478
	Kiatnakin Bank PCL, fgn.	Banks	4,178,300	9,151,965
	Land and Houses PCL, fgn.	Real Estate Management & Development	16,870,500	5,689,075
	PTT Exploration and Production PCL, fgn.	Oil, Gas & Consumable Fuels	476,800	1,885,862
	Siam Commercial Bank PCL, fgn.	Banks	1,268,000	5,275,008
	Thai Beverage PCL, fgn.	Beverages	20,825,900	12,984,015
				49,814,403
	United Kingdom 3.3%
	Unilever PLC	Personal Products	799,338	45,766,786
	United States 2.4%
	Cognizant Technology Solutions Corp., A	IT Services	307,088	22,248,525
[a]	IMAX Corp.	Entertainment	507,604	11,512,459
				33,760,984
	Total Common Stocks (Cost $966,250,067)			1,312,097,536
	Preferred Stocks 4.5%
	Brazil 4.5%
[d]	Banco Bradesco SA, 2.767%, ADR, pfd.	Banks	2,984,062	32,556,116
[d]	Itau Unibanco Holding SA, 8.128%, ADR, pfd.	Banks	3,377,659	29,757,176
	Total Preferred Stocks (Cost $34,245,008)			62,313,292
	Total Investments before Short Term Investments (Cost $1,000,495,075)			1,374,410,828
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Templeton Developing Markets Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
		Shares	Value
	Short Term Investments (Cost $18,952,682) 1.4%
	Money Market Funds 1.4%
	United States 1.4%
[e,f]	Institutional Fiduciary Trust Money Market Portfolio, 2.10%	18,952,682	$ 18,952,682
	Total Investments (Cost $1,019,447,757) 100.2%		1,393,363,510
	Other Assets, less Liabilities (0.2)%		(2,241,668)
	Net Assets 100.0%		$1,391,121,842

See Abbreviations on page 8.
†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
[c]Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At March 31, 2019, the aggregate value of these securities was $18,256,568, representing 1.3% of net assets.
[d]Variable rate security. The rate shown represents the yield at period end.
[e]See Note 4 regarding investments in affiliated management investment companies.
[f]The rate shown is the annualized seven-day effective yield at period end.
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Templeton Developing Markets Trust
Notes to Statement of Investments (unaudited)
1.  ORGANIZATION
Templeton Developing Markets Trust (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2.  FINANCIAL INSTRUMENT VALUATION
The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Fund’s business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.
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Templeton Developing Markets Trust
Notes to Statement of Investments (unaudited)
2.  FINANCIAL INSTRUMENT VALUATION  (continued)
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3.  CONCENTRATION OF RISK
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. Current political and financial uncertainty surrounding the European Union may increase market volatility and the economic risk of investing in securities in Europe. In addition, certain foreign securities may not be as liquid as U.S. securities.
The United States and other nations have imposed and could impose additional sanctions on certain issuers in Russia due to regional conflicts. These sanctions could result in the devaluation of Russia’s currency, a downgrade in Russian issuers’ credit ratings, or a decline in the value and liquidity of Russian stocks or other securities. Such sanctions could also adversely affect Russia’s economy. The Fund may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, if the Fund holds the securities of an issuer that is subject to such sanctions, an immediate freeze of that issuer’s securities could result, impairing the ability of the Fund to buy, sell, receive or deliver those securities. There is also the risk that countermeasures could be taken by Russia’s government, which could involve the seizure of the Fund’s assets. These risks could affect the value of the Fund’s portfolio. While the Fund holds securities of certain issuers impacted by the sanctions, existing investments do not presently violate the applicable terms and conditions of the sanctions. The sanctions currently do not affect the Fund’s ability to sell these securities. At March 31, 2019, the Fund had 7.5% of its net assets invested in Russia.
4.  INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES
The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended March 31, 2019, the Fund held investments in affiliated management investment companies as follows:
	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 2.10%	16,054,337	54,958,127	(52,059,782)	18,952,682	$18,952,682	$75,419	$ —	$ —
5.  FAIR VALUE MEASUREMENTS
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:
•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
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Templeton Developing Markets Trust
Notes to Statement of Investments (unaudited)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of March 31, 2019, in valuing the Fund’s assets carried at fair value, is as follows:
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Argentina	$—	$253,348	$—	$253,348
Indonesia	18,138,891	—	16,331,994	34,470,885
All Other Equity Investments	1,339,686,595	—	—	1,339,686,595
Short Term Investments	18,952,682	—	—	18,952,682
Total Investments in Securities	$1,376,778,168	$253,348	$16,331,994	$1,393,363,510

[a]For detailed categories, see the accompanying Statement of Investments.
[b]Includes common and preferred stocks.
A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period. The reconciliation of assets for the three months ended March 31, 2019, is as follows:
	Balance at Beginning of Period	Purchases/ (Sales)	Transfer Into Level 3[a]	Transfer Out of Level 3	Cost Basis Adjustments	Net Realized Gain (Loss)	Net Unrealized Appreciation (Depreciation)	Balance at End of Period	Net Change in Unrealized Appreciation (Depreciation) on Assets Held at Period End
Assets:
Investments in Securities:
Equity Investments:
Indonesia	$—	$—	$16,331,994	$—	$—	$—	$—	$16,331,994	$—
aThe investment was transferred into Level 3 as a result of the unavailability of a quoted market price in an active market for identical securities. May include amount related to a corporate action.
Significant unobservable valuation inputs for material Level 3 financial instruments and impact to fair value as a result of changes in unobservable valuation inputs as of March 31, 2019, are as follows:
Description	Fair Value at End of Period	Valuation Technique	Unobservable Input	Amount	Impact to Fair Value if Input Increases[a]
Assets:
Investments in Securities:
Equity Investments:
Indonesia	$16,331,994	Market comparables	Discount rate	12%	Decrease
aRepresents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
6.  SUBSEQUENT EVENTS
The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.
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Templeton Developing Markets Trust
Notes to Statement of Investments (unaudited)
ABBREVIATIONS
Selected Portfolio
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
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